SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
Summary Of Significant Accounting Policies [Abstract]
BASIS OF PREPARATION	These unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). They do not include all disclosures that would otherwise be required in a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB and should be read in conjunction with the fiscal year 2022 audited consolidated financial statements included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022, previously filed with the United States Securities and Exchange Commission on March 23, 2023 (“2022 audited consolidated financial statements”).
NEW AND AMENDED STANDARDS ADOPTED BY THE GROUP IN 2023
NEW AND AMENDED STANDARDS ADOPTED BY THE GROUP IN 2023
The Group has analyzed the following amendments to existing standards that are mandatory for the Group’s accounting period beginning on January 1, 2023 and determined they had limited or no impact on the Group’s financial statements:
▪Amendments to IAS 1, Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
▪Amendments to IAS 8, Definition of Accounting Estimates
▪Amendments to IAS 12, Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction, and International Tax Reform - Pillar Two Model Rules
▪IFRS 17, Insurance Contracts.
Standards Issued but Not Yet Effective
There are several standards and interpretations which have been issued but will not take effect until periods beginning after December 31, 2023. These amendments have not been early adopted for these interim condensed consolidated financial statements and are not expected to have a significant impact on disclosures or amounts reported in the Group’s consolidated financial statements in the period of initial application.

REVENUE RECOGNITION	REVENUE RECOGNITION During the six months ended June 30, 2023, the Company entered into partnership agreements under which a revenue share is paid to media partners. In certain cases, agreements include minimum revenue share payments and these are recognized over the duration of the arrangement as the obligations of the Company and its media partner are satisfied.
SEGMENT REPORTING	SEGMENT REPORTING The Group does not divide its operations into different segments and the chief operating decision maker operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system.